INVESTMENT IN PREMIUM NICKEL RESOURCES INC. (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF INVESTMENT	Details of the Company’s investment at March 31, 2022 is as follows:
Investment
Balance, December 31, 2021	321
Investment	-
Share of loss of Premium Nickel	(135)

Total	186